Shane Daly
Vice President and
Associate General Counsel
212-314-3912
Fax: 212-314-3959

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

March 4, 2022

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable America Variable Account 70A (the “Registrant”) Registration Nos.:
	333-248907 and 811-23609	Retirement Cornerstone 19

Commissioners:

Equitable Financial Life Insurance Company of America (“Equitable America”), on behalf of the Registrant, has sent to contract owners the annual reports for the period ended December 31, 2021, for the following mutual funds in which the Registrant invests:

•	EQ Premier VIP Trust – underlying funds:

EQ/Moderate Allocation

•	EQ Advisors Trust – underlying funds:

1290 VT DoubleLine Dynamic Allocation

1290 VT DoubleLine Opportunistic Bond

1290 VT Equity Income

1290 VT GAMCO Mergers and Acquisitions

1290 VT GAMCO Small Company Value

1290 VT High Yield Bond

1290 VT Low Volatility Global Equity

1290 VT MicroCap

1290 VT Moderate Growth Allocation

1290 VT Natural Resources

1290 VT Real Estate

1290 VT Small Cap Value

1290 VT SmartBeta Equity

EQ/AB Dynamic Aggressive Growth

EQ/AB Dynamic Growth

EQ/AB Dynamic Moderate Growth

EQ/AB Small Cap Growth

EQ/Aggressive Growth Strategy

EQ/All Asset Growth Allocation

EQ/American Century Mid Cap Value Fund

EQ/American Century Moderate Growth Allocation

EQ/AXA Investment Managers Moderate Allocation

EQ/Balanced Strategy

EQ/ClearBridge Large Cap Growth

EQ/ClearBridge Select Equity Managed Volatility

EQ/Common Stock Index

EQ/Conservative Growth Strategy

EQ/Conservative Strategy

EQ/Core Bond Index

EQ/Emerging Markets Equity PLUS

EQ/Equity 500 Index

EQ/Fidelity Institutional AM SM Large Cap

EQ/First Trust Moderate Growth Allocation

EQ/Franklin Growth Allocation

EQ/Franklin Moderate Allocation

EQ/Franklin Rising Dividends

EQ/Franklin Strategic Income

EQ/Goldman Sachs Growth Allocation

EQ/Goldman Sachs Mid Cap Value Fund

EQ/Goldman Sachs Moderate Growth Allocation

EQ/Growth Strategy

EQ/Intermediate Government Bond

EQ/International Core Managed Volatility

EQ/International Equity Index

EQ/Invesco Comstock Portfolio

EQ/Invesco Global Portfolio

EQ/Invesco Global Real Assets

EQ/Invesco International Growth Fund

EQ/Invesco Moderate Allocation

EQ/Invesco Moderate Growth Allocation

EQ/Janus Enterprise

EQ/JPMorgan Growth Allocation

EQ/JPMorgan Value Opportunities Portfolio

EQ/Large Cap Growth Index

EQ/Large Cap Value Index

EQ/Large Cap Value Managed Volatility

EQ/Lazard Emerging Markets Equity

EQ/Loomis Sayles Growth

EQ/MFS International Growth

EQ/MFS International Intrinsic Value

EQ/MFS Mid Cap Focused Growth Portfolio

EQ/MFS Technology Portfolio

EQ/MFS® Utilities Series

EQ/Mid Cap Index

EQ/Mid Cap Value Managed Volatility

EQ/Moderate Growth Strategy

EQ/Money Market

EQ/PIMCO Global Real Return

EQ/PIMCO Real Return Portfolio

EQ/PIMCO Total Return Portfolio

EQ/PIMCO Ultra Short Bond

EQ/Small Company Index

EQ/T. Rowe Price Growth Stock

EQ/T. Rowe Price Health Sciences

EQ/Value Equity

EQ/Wellington Energy Portfolio

Multimanager Aggressive Equity

Multimanager Technology

•	AIM Variable Insurance Funds – Series II:

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equity and Income Fund

Invesco V.I. High Yield Fund

Invesco V.I. Main Street Mid Cap Fund

Invesco V.I. Small Cap Equity Fund

•	American Funds Insurance Funds Series® – Class 4:

American Funds Insurance Series The Bond Fund of America

American Funds Insurance Series® Global Small Capitalization FundSM

American Funds Insurance Series® New World Fund®

•	Blackrock Variable Series Fund, Inc. – Class III:

BlackRock Global Allocation V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

•	Eaton Vance Variable Trust:

Eaton Vance VT Floating-Rate Income

•	Fidelity Variable Insurance Products – Service Class 2:

Fidelity® VIP Mid Cap Portfolio

Fidelity® VIP Strategic Income Portfolio

•	First Trust Variable Insurance Trust:

First Trust/Dow Jones Dividend & Income Allocation Portfolio

First Trust Multi Income Allocation Portfolio

•	Franklin Templeton Varaible Insurance Products Trust – Class 2:

Franklin Income VIP Fund

Franklin Allocation VIP Fund

Templeton Developing Markets VIP Fund

Templeton Global Bond VIP Fund

•	IVY Variable Insurance Portfolios:

Delaware Ivy VIP High Income

•	Legg Mason:

ClearBridge Variable Aggressive Growth Portfolio

ClearBridge Variable Appreciation Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Mid Cap Portfolio

Franklin Multi-Asset Dynamic Multi-Strategy VIT

•	Lord Abbett:

Lord Abbett Bond Debenture

•	MFS® Variable Insurance Trust – Service Class:

MFS®Massachusetts Investors Growth Stock Portfolio

MFS® Investors Trust Series

•	Neuberger Berman:

Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio

Neuberger Berman International Equity Portfolio

•	PIMCO Varibale Insurance Trust – Adviser Class:

PIMCO VIT CommodityRealReturn® Strategy Portfolio

PIMCO VIT Income Portfolio

•	Profunds:

ProFund VP Biotechnology

•	Putman Variable Trust:

Putnam VT Diversified Income Fund

Some of the funds listed above may not be available under every contract offered by the Registrant.

Equitable America understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,
/S/ Shane Daly
Shane Daly

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

525 WASHINGTON BLVD., JERSEY CITY, N.J. 07310